NOTE 9 – STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Equity [Abstract]
NOTE 9 – STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Common shares

The Company had the following activities for the six months ended February 29, 2024:

Issuance of restricted common shares

On October 5, 2023, the Board of Directors resolved to issue 225,000,000 shares of the Company’s restricted common stock, par value $0.001 per share, to Chiyuan Deng, the Chief Executive Officer, to pay off his accrued executive salaries of $45,000.

Conversion of Series C preferred shares to common shares

During the six months ended February 29, 2024, the Company issued total 1,056,681,936 common shares as the result of the conversion of total 174,421 Series C preferred shares.

Reverse Stock split

As previously disclosed in the Company’s Form 10-Q for the quarter ended May 31, 2023, on June 12, 2023, the Board of Directors approved a reverse split for the Company’s issued and outstanding common stock, at a ratio of 1 share for every 10,000 shares, contingent upon receiving a market effectiveness date from FINRA.

On September 8, 2023, however, the Board of Directors decided to cancel the company's upcoming 10,000 to 1 reverse split. The Board of Directors decided it would not be in the best interest of the stockholders or the Company to execute a reverse split at this time. The Company plans to inform FINRA that it will not be moving forward with the reverse split and will withdraw its application.

Cancellation of Common shares

On February 5, 2024, the Company’s CEO and director, Mr. Chiyuan Deng, cancelled 235,000,000 shares of common stock in the Company.

The Company had the following activities for the six months ended February 28, 2023:

Increasing authorized number of common shares

On October 11, 2022, the Company filed amendment to Articles of Incorporation to increase the authorized number of common shares from 1,000,000,000 shares to 10,000,000,000 shares. This increasing of authorized number of common shares has been retroactively reflected in the consolidated financial statements and notes thereto.

Conversion of Series C preferred shares to common shares

During the three months ended November 30, 2022, the Company issued total 75,037,786 common shares as the result of the conversion of total 96,075 Series C preferred shares.

During the three months ended February 28, 2023, the Company issued total 221,354,447 common shares as the result of the conversion of total 81,075 Series C preferred shares.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 9 – STOCKHOLDERS’ EQUITY (continued)

Common shares (continued)

Subscription of Common shares

On August 2, 2022, the Company entered into a common stock purchase agreement with Alumni Capital LP, a Delaware limited partnership. Pursuant to the agreement, Alumni Capital LP shall purchase $1.0 million of common stocks as per the Company’s discretions after a Registration Statement is declared effective by the Securities and Exchange Commission. The purchase price is number of common stocks in a Purchase Notice issued by the Company multiplied by 75% of the lowest traded price of the Common Stock five Business Days prior to the Closing, which is no later than five business days after the Purchase Notice Date.

The Company plans to use the proceeds from the sale of the common stocks for general corporate and working capital purposes and acquisitions or assets, businesses or operations or for other purposes that the Board of Directors, in good faith deem to be in the best interest of the Company. The registration of these securities was effective on September 13, 2022.

Pursuant to this agreement, during the six months ended February 28, 2023, Alumni Capital LP subscribed total of 200,000,000 common shares for total proceeds of $146,475. The agreement expired on December 31, 2022.

As of February 29, 2024 and August 31, 2023, the Company had 2,331,965,321 and 1,285,283,385 common shares issued and outstanding, respectively.

A summary of the status of the Company’s warrants as of February 29, 2024 and August 31, 2023 is presented below.

	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2022	50,000,000	—
Warrants granted during the year	—	—
Warrants as of August 31, 2023	50,000,000	—
Warrants granted during the six months	—	—
Exercisable as of February 29, 2024	50,000,000	—

Preferred shares

The Company had the following activities for the six months ended February 29, 2024:

During the six months ended February 29, 2024, the Company converted a total 174,421 Series C preferred shares into common shares.

On November 30, 2023, the Board of Directors of the Company resolved to withdraw the Amended Certificate of Designation for the Company’s Series C and Series D Preferred shares.

On December 1, 2023, the Company’s CEO and director, Mr. Chiyuan Deng, cancelled his 20,000 shares of Series B Preferred Stock.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 9 – STOCKHOLDERS’ EQUITY (continued)

Preferred shares (continued)

On December 1, 2023, the Board of Directors of the Company resolved to withdraw the Amended Certificate of Designation for the Company’s Series B Preferred Stock.

The Company had the following activities for the six months ended February 28, 2023:

On September 6, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 90,275 shares of Series C Convertible Preferred Stock of the Company for a gross proceed of $78,500. After deduction of transaction-related expenses, net proceed to the Company was $69,000. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

The Company recorded dividend expenses of $10,629 on Series C and D Preferred shares for the six months ended February 28, 2023.

NOTE 9 – STOCKHOLDERS’ EQUITY

Common shares

The Company had the following activities during the year ended August 31, 2023:

Increasing authorized number of common shares

On October 11, 2022, the Company filed amendment to Articles of Incorporation to increase the authorized number of common shares from 1,000,000,000 shares to 10,000,000,000 shares. This increasing of authorized number of common shares has been retroactively reflected in the consolidated financial statements and notes thereto.

Conversion of Series C preferred shares to common shares

During the year ended August 31, 2023, the Company issued total 700,770,802 common shares as the result of the conversion of total 250,268 Series C preferred shares.

Pursuant to the common stock purchase agreement signed with Alumni Capital LP on August 2, 2022, for the year ended August 31, 2023, Alumni Capital LP subscribed total of 200,000,000 common shares for total proceeds of $146,475. The agreement expired on December 31, 2022.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – STOCKHOLDERS’ EQUITY (continued)

Common shares (continued)

The Company had the following equity activities during the year ended August 31, 2022:

•	The Company issued 2,500,000 and 3,000,000 shares of put shares to Peak One for cash at $0.02288, and $0.02719, respectively, per share during Q1 2022.
•	The Company issued 1,800,000 shares of common stock for cash at $0.01548 per share, and 3,000,000 shares of common stock for cash at $0.01716 per share, and 2,300,000 shares of common stock for cash at $0.01729 per share, and 2,300,000 shares of common stock for cash at $0.0110 per share to Peak One during Q2 2022.
•	As stock-based compensation for annual bonus for calendar year of 2021, the Company issued 5,000,000 shares restricted common stock to the Chief Investment Officer and 10,000,000 shares restricted common stock to the Chief Executive Officer which were valuated at market price $0.0138 per share in Q2 2022.
•	The Company issued 30,000,000 shares of restricted stock at market price $0.0138 per share to seven consultants for 6 months to 18 months consulting services of movies and NFT related business in Q2 2022.
•	The Company issued total 85,715,176 of common shares from preferred shares series C conversion during the year.
•	The Company issued total 12,307,672 of common shares from preferred shares series D conversion during the year.

Subscription of Common shares

On August 2, 2022, the Company entered into a common stock purchase agreement with Alumni Capital LP, a Delaware limited partnership. Pursuant to the agreement, Alumni Capital LP shall purchase $1.0 million of common stocks as per the Company’s discretions after a Registration Statement is declared effective by the Securities and Exchange Commission. The purchase price is number of common stocks in a Purchase Notice issued by the Company multiplied by 75% of the lowest traded price of the Common Stock five Business Days prior to the Closing, which is no later than five business days after the Purchase Notice Date.

In connection with this common stock purchase, Alumni Capital LP is also entitled to purchase up to 50,000,000 shares of Company’s common stock (the “Warrant Shares”). The exercise price is $0.02 per shares with an exercise period commencing on August 2, 2022, and ending on the 5 years anniversary of the issuance date. The aggregated fair value of the warrants is $234,000. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying common shares of $0.0048; risk free rate of 2.85%; expected term of 5 years; exercise price of $0.02; volatility of 221.4%; and expected future dividends of $0. The warrants were recorded in equity.

The Company plans to use the proceeds from the sale of the common stocks for general corporate and working capital purposes and acquisitions or assets, businesses or operations or for other purposes that the Board of Directors, in good faith deem to be in the best interest of the Company. The registration of these securities was effective on September 13, 2022.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – STOCKHOLDERS’ EQUITY (Continued)

Common shares (continued)

A summary of the status of the Company’s warrants as of August 31, 2023 and 2022 is presented below.

	Number of warrants
	Original shares issued	Anti-dilution Adjusted
Warrants as of August 31, 2021	—	—
Warrants granted during the year	50,000,000	—
Warrants as of August 31, 2022	50,000,000	—
Warrants granted during the year	—	—
Exercisable as of August 31, 2023	50,000,000	—

Preferred shares

The Company had the following activities for the year ended August 31, 2023:

On September 6, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 90,275 shares of Series C Convertible Preferred Stock of the Company for a gross proceed of $78,500. After deduction of transaction-related expenses, net proceed to the Company was $69,000. The Company intends to use the proceeds from the Preferred Stock for general working capital purposes.

On June 21, 2023, 1,436 shares of Series C Convertible Preferred Stock of the Company were waived by the accredited investor.

The Company recorded dividend expenses of $31,387 and $36,952 on Series C and D Preferred shares for the year ended August 31, 2023 and 2022, respectively.

The Company had the following equity activities during the year ended August 31, 2022:

On September 3, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby the investor purchased from the Company 234,300 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $203,500. The closing occurred on September 3, 2021. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $184,000.

On October 21, 2021, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 98,325 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $85,450. The closing occurred on October 21, 2021. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $75,390.

During the quarter ended November 30, 2021, the Company issued 153 shares of series D preferred stock to an investor for the purchase price of $153,000. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series D Preferred Stock was $140,760.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – STOCKHOLDERS’ EQUITY (Continued)

Preferred shares (continued)

On December 9, 2021, the Company issued 34 shares of series D preferred stock to an investor for the purchase price of $34,000. After the payment of transaction-related expenses, net proceeds to the Company from the issuance of the Series D Preferred Stock was $31,280.

On January 21, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 89,490 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $78,035. The closing occurred on January 21, 2022. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $68,535.

On March 16, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 96,075 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $83,500. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $73,600.

On June 1, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 147,775 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $128,500. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $115,000.

On July 19, 2022, the Company entered into a securities purchase agreement with an accredited investor, whereby investor purchased from the Company 92,000 shares of Series C Convertible Preferred Stock of the Company for a purchase price of $80,000. After payment of transaction-related expenses, net proceeds to the Company from the sale and issuance of the Series C Preferred Stock totaled $70,380.

The Company recorded dividend expenses of $36,952 and $25,835 in connection with its preferred stocks for the years ended August 31 2022 and 2021, respectively. The Company also recorded a penalty expense of $141,945 which was in connection with the conversion of Series C preferred stocks due to the fact that the Company was late filing the Form 10-Q for the period ended February 28, 2022.

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS